                                [Nationwide Logo]

                                  NATIONWIDE(R)

                                  VLI SEPARATE

                                    ACCOUNT-3

                               SEMI-ANNUAL REPORT

                                       TO

                                 CONTRACT OWNERS

                                  JUNE 30, 2000

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO


APO-2413-R (06/00)

                                [Nationwide Logo]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220




                                    [PICTURE]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide VLI Separate Account-3.

During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                           /s/ Joseph J. Gasper

                           Joseph J. Gasper, President

                                 August 16, 2000

                       HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. A summary of CONTRACT OWNERS' EQUITY by funds series may be found on page 25. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 21, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 2000
                                   (UNAUDITED)


ASSETS:

   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         74,960 shares (cost $464,898) .......................................................       $  452,759
      American Century VP - American Century VP Balanced (ACVPBal)
         2,767 shares (cost $20,338) .........................................................           20,916
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         11,760 shares (cost $159,793) .......................................................          199,794
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         4,691 shares (cost $34,403) .........................................................           35,979
      American Century VP - American Century VP International (ACVPInt)
         7,644 shares (cost $93,458) .........................................................           88,365
      American Century VP - American Century VP Value (ACVPValue)
         1,467 shares (cost $9,795) ..........................................................            7,954
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)
         9,090 shares (cost $327,953) ........................................................          364,128
      Dreyfus Stock Index Fund (DryStkIx)
         20,015 shares (cost $615,692) .......................................................          760,988
      Dreyfus VIF - Appreciation Portfolio (DryVApp)
         1,447 shares (cost $53,417) .........................................................           59,302
      Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)
         643 shares (cost $15,028) ...........................................................           16,198
      Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
         16,317 shares (cost $380,797) .......................................................          373,818
      Fidelity VIP - Growth Portfolio (FidVGr)
         33,405 shares (cost $1,511,999) .....................................................        1,721,711
      Fidelity VIP - High Income Portfolio (FidVHiIn)
         7,449 shares (cost $81,576) .........................................................           74,793
      Fidelity VIP - Overseas Portfolio (FidVOvSe)
         2,337 shares (cost $58,950) .........................................................           54,816
      Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
         5,577 shares (cost $90,952) .........................................................           92,240
      Fidelity VIP-II - Contrafund Portfolio (FidVCon)
         32,392 shares (cost $725,352) .......................................................          812,705
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)
         971 shares (cost $20,179) ...........................................................           20,004
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         1,247 shares (cost $8,980) ..........................................................            9,180
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         277,958 shares (cost $4,701,177) ....................................................        7,187,981
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         143,445 shares (cost $1,615,373) ....................................................        1,562,119
      Nationwide SAT - Money Market Fund (NSATMMkt)
         580,734 shares (cost $580,734) ......................................................          580,734

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         4,521 shares (cost $45,685) .........................................................           48,776
      Nationwide SAT - Small Company Fund (NSATSmCo)
         7,464 shares (cost $168,250) ........................................................          177,654
      Nationwide SAT - Total Return Fund (NSATTotRtn)
         888,264 shares (cost $11,775,892) ...................................................       17,223,437
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         88,992 shares (cost $1,473,929) .....................................................        1,777,175
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         7,702 shares (cost $284,653) ........................................................          305,290
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         851 shares (cost $12,528) ...........................................................           13,899
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         389 shares (cost $5,140) ............................................................            4,899
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         7,057 shares (cost $130,916) ........................................................          112,700
      Oppenheimer Bond Fund/VA (OppBdVA)
         452 shares (cost $5,291) ............................................................            4,890
      Oppenheimer Global Securities Fund/VA (OppGlSecVA))
         6,730 shares (cost $215,012) ........................................................          215,028
      Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
         6,076 shares (cost $297,211) ........................................................          310,722
      Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)
         670 shares (cost $10,676) ...........................................................           11,111
      Strong Opportunity Fund II, Inc. (StOpp2)
         6,472 shares (cost $143,081) ........................................................          175,073
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,307 shares (cost $26,069) .........................................................           29,341
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,866 shares (cost $32,229) .........................................................           26,902
      Van Eck WIT - Worldwide Bond Fund (VEWwBd)
         169 shares (cost $1,799) ............................................................            1,720
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt)
         4,108 shares (cost $59,689) .........................................................           51,315
      Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)
         518 shares (cost $6,190) ............................................................            5,837
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,062 shares (cost $14,415) .........................................................           14,289
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,890 shares (cost $40,165) .........................................................           44,044
      Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
         979 shares (cost $19,861) ...........................................................           19,790
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         6,160 shares (cost $169,880) ........................................................          165,260
                                                                                                     ----------
            Total investments ................................................................       35,235,636

   Accounts receivable .......................................................................              631
                                                                                                     ----------
            Total assets .....................................................................       35,236,267

ACCOUNTS PAYABLE .............................................................................            -
                                                                                                     ----------
CONTRACT OWNERS' EQUITY (NOTE 7) .............................................................     $ 35,236,267
                                                                                                     ==========

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                             Total                                      ACVPAdv
                                          -----------------------------------------    -----------------------------------------
                                              2000           1999           1998           2000           1999           1998
                                          -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $   195,032        213,874        267,089         13,064         13,250         19,124
  Mortality and expense charges
     (note 3) .........................      (138,769)      (134,901)      (125,965)        (1,910)        (1,795)        (1,533)
                                          -----------    -----------    -----------    -----------    -----------    -----------
     Net investment activity ..........        56,263         78,973        141,124         11,154         11,455         17,591
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold ......................     4,610,615      2,288,210      1,231,676         53,397        533,951         37,353
  Cost of mutual funds sold ...........    (2,899,632)    (1,640,372)      (829,101)       (52,490)      (399,302)       (31,439)
                                          -----------    -----------    -----------    -----------    -----------    -----------
     Realized gain (loss) on
       investments ....................     1,710,983        647,838        402,575            907        134,649          5,914
  Change in unrealized gain (loss)
     on investments ...................    (1,651,792)     2,264,752      3,125,717        (76,247)      (151,523)        (8,437)
                                          -----------    -----------    -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...        59,191      2,912,590      3,528,292        (75,340)       (16,874)        (2,523)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ............       665,048        217,525        482,670         81,440         31,451         71,956
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net change in contract
          owners' equity resulting
          from operations .............       780,502      3,209,088      4,152,086         17,254         26,032         87,024
                                          -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................     1,694,478      1,818,574      2,348,756         28,581         20,679         15,337
  Transfers between funds .............          --             --             --          (35,887)       (14,421)          --
  Surrenders ..........................    (1,217,446)    (1,431,059)      (457,381)       (23,899)      (498,592)        (9,961)
  Death benefits (note 4) .............      (269,599)       (17,623)      (124,773)          --             --          (10,264)
  Policy loans (net of repayments)
     (note 5) .........................      (428,591)      (422,365)      (466,674)         8,031         (4,870)        (5,222)
  Deductions for surrender charges
     (note 2d) ........................       (46,218)       (62,823)       (61,147)          (907)            (8)        (1,331)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........    (1,036,463)    (1,014,000)    (1,008,505)       (17,305)       (17,678)        (3,196)
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........    (1,303,839)    (1,129,296)       230,276        (41,386)      (514,890)       (14,637)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..      (523,337)     2,079,792      4,382,362        (24,132)      (488,858)        72,387

CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................    35,759,604     34,839,835     29,309,606        476,898        958,986        856,191
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $35,236,267     36,919,627     33,691,968        452,766        470,128        928,578
                                          ===========    ===========    ===========    ===========    ===========    ===========

                                                             ACVPBal
                                            -----------------------------------------
                                                2000           1999           1998
                                            -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................             512            356            374
  Mortality and expense charges
     (note 3) .........................             (81)           (72)           (10)
                                            -----------    -----------    -----------
     Net investment activity ..........             431            284            364
                                            -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold ......................             371            361          4,926
  Cost of mutual funds sold ...........            (349)          (346)        (4,313)
                                            -----------    -----------    -----------
     Realized gain (loss) on
       investments ....................              22             15            613
  Change in unrealized gain (loss)
     on investments ...................            (613)        (2,064)          (581)
                                            -----------    -----------    -----------
     Net gain (loss) on investments ...            (591)        (2,049)            32
                                            -----------    -----------    -----------
  Reinvested capital gains ............             323          2,455          2,314
                                            -----------    -----------    -----------
       Net change in contract
          owners' equity resulting
          from operations .............             163            690          2,710
                                            -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................             560            558           (101)
  Transfers between funds .............            --             --             --
  Surrenders ..........................            --             --           (3,894)
  Death benefits (note 4) .............            --             --             --
  Policy loans (net of repayments)
     (note 5) .........................            --             --             --
  Deductions for surrender charges
     (note 2d) ........................            --             --             (521)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........            (361)          (383)          --
                                            -----------    -----------    -----------
       Net equity transactions ........             199            175         (4,516)
                                            -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..             362            865         (1,806)

CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................          20,546         18,451         20,052
                                            -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..          20,908         19,316         18,246
                                            ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       ACVPCapAp                              ACVPIncGr
                                          -----------------------------------    -----------------------------------
                                             2000         1999         1998         2000         1999         1998
                                          ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    --           --           --            149            3         --
  Mortality and expense charges
     (note 3) .........................        (696)        (217)        (129)        (113)         (39)        --
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Net investment activity ..........        (696)        (217)        (129)          36          (36)        --
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................      17,037        9,970       15,860        1,807        3,967         --
  Cost of mutual funds sold ...........     (10,118)     (11,195)     (18,875)      (1,554)      (3,891)        --
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................       6,919       (1,225)      (3,015)         253           76         --
  Change in unrealized gain (loss)
     on investments ...................      11,892        9,756          532       (1,338)         860         --
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Net gain (loss) on investments ...      18,811        8,531       (2,483)      (1,085)         936         --
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Reinvested capital gains ............       5,238         --          3,128         --           --           --
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............      23,353        8,314          516       (1,049)         900         --
                                          ---------    ---------    ---------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       6,028        1,981       (3,621)       1,488          948         --
  Transfers between funds .............     107,410       (7,729)        --         12,738       14,197         --
  Surrenders ..........................        --           --         (8,876)        --         (4,028)        --
  Death benefits (note 4) .............        --           --           --           --           --           --
  Policy loans (net of repayments)
     (note 5) .........................     (15,800)         367        5,439         --            439         --
  Deductions for surrender charges
     (note 2d) ........................        --           --         (1,187)        --           (271)        --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (3,187)      (1,492)      (1,311)      (1,065)        (470)        --
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions ........      94,451       (6,873)      (9,556)      13,161       10,815         --
                                          ---------    ---------    ---------    ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     117,804        1,441       (9,040)      12,112       11,715         --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      81,982       56,798       68,695       23,872        3,878         --
                                          ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 199,786       58,239       59,655       35,984       15,593         --
                                          =========    =========    =========    =========    =========    =========

                                                           ACVPInt
                                             -----------------------------------
                                                2000         1999         1998
                                             ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................             62         --            162
  Mortality and expense charges
     (note 3) .........................           (243)         (99)         (33)
                                             ---------    ---------    ---------
     Net investment activity ..........           (181)         (99)         129
                                             ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................         22,536       12,103        2,770
  Cost of mutual funds sold ...........        (14,581)      (8,732)      (2,158)
                                             ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................          7,955        3,371          612
  Change in unrealized gain (loss)
     on investments ...................        (13,311)      (1,389)       4,104
                                             ---------    ---------    ---------
     Net gain (loss) on investments ...         (5,356)       1,982        4,716
                                             ---------    ---------    ---------
  Reinvested capital gains ............            923         --          1,666
                                             ---------    ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............         (4,614)       1,883        6,511
                                             ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................          2,710        1,342        1,005
  Transfers between funds .............         81,647       (1,775)        --
  Surrenders ..........................         (4,495)        --         (1,778)
  Death benefits (note 4) .............           --           --           --
  Policy loans (net of repayments)
     (note 5) .........................        (12,441)      (9,312)         175
  Deductions for surrender charges
     (note 2d) ........................           (171)        --           (238)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (2,123)      (1,256)        (607)
                                             ---------    ---------    ---------
       Net equity transactions ........         65,127      (11,001)      (1,443)
                                             ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY..         60,513       (9,118)       5,068
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................         27,851       34,574       27,751
                                             ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD..         88,364       25,456       32,819
                                             =========    =========    =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                      ACVPValue                            DrySRGr
                                          --------------------------------    --------------------------------
                                            2000        1999        1998        2000        1999        1998
                                          --------    --------    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     99          68        --            38        --          --
  Mortality and expense charges
     (note 3) .........................        (30)        (27)         (1)     (1,069)       (346)        (79)
                                          --------    --------    --------    --------    --------    --------
     Net investment activity ..........         69          41          (1)     (1,031)       (346)        (79)
                                          --------    --------    --------    --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................         31         137        --        39,243       1,662       8,521
  Cost of mutual funds sold ...........        (41)       (155)       --       (20,471)       (859)     (5,506)
                                          --------    --------    --------    --------    --------    --------
     Realized gain (loss) on
       investments ....................        (10)        (18)       --        18,772         803       3,015
  Change in unrealized gain (loss)
     on investments ...................       (643)        234        (377)     (8,043)     10,110       5,224
                                          --------    --------    --------    --------    --------    --------
     Net gain (loss) on investments ...       (653)        216        (377)     10,729      10,913       8,239
                                          --------    --------    --------    --------    --------    --------
  Reinvested capital gains ............        253         642           5        --          --          --
                                          --------    --------    --------    --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............       (331)        899        (373)      9,698      10,567       8,160
                                          --------    --------    --------    --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        788         781       6,329      10,224       5,105      14,002
  Transfers between funds .............       --          --          --       203,543      22,941        --
  Surrenders ..........................       --          --          --          --          (352)    (10,248)
  Death benefits (note 4) .............       --          --          --       (29,129)       --          --
  Policy loans (net of repayments)
     (note 5) .........................       --          --          --        (4,467)          4       7,203
  Deductions for surrender charges
     (note 2d) ........................       --          --          --          --           (24)     (1,371)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (160)       (150)       --        (5,475)     (2,064)       --
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........        628         631       6,329     174,696      25,610       9,586
                                          --------    --------    --------    --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        297       1,530       5,956     184,394      36,177      17,746
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      7,656       6,543        --       179,752      69,959      42,855
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $  7,953       8,073       5,956     364,146     106,136      60,601
                                          ========    ========    ========    ========    ========    ========

                                                        DryStkIx
                                             --------------------------------
                                               2000        1999        1998
                                             --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................         3,627       2,739       2,456
  Mortality and expense charges
     (note 3) .........................        (2,979)     (1,877)     (1,100)
                                             --------    --------    --------
     Net investment activity ..........           648         862       1,356
                                             --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................        70,981      18,960      27,750
  Cost of mutual funds sold ...........       (36,654)     (9,295)    (15,913)
                                             --------    --------    --------
     Realized gain (loss) on
       investments ....................        34,327       9,665      11,837
  Change in unrealized gain (loss)
     on investments ...................       (38,262)     41,033      43,067
                                             --------    --------    --------
     Net gain (loss) on investments ...        (3,935)     50,698      54,904
                                             --------    --------    --------
  Reinvested capital gains ............           854       2,126         589
                                             --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............        (2,433)     53,686      56,849
                                             --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        52,662      26,926      39,514
  Transfers between funds .............        87,680      35,912        --
  Surrenders ..........................        (1,061)    (12,557)       (163)
  Death benefits (note 4) .............       (28,000)       --          --
  Policy loans (net of repayments)
     (note 5) .........................       (12,880)      4,796     (29,943)
  Deductions for surrender charges
     (note 2d) ........................           (40)       (846)        (22)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (18,860)    (12,214)     (1,115)
                                             --------    --------    --------
       Net equity transactions ........        79,501      42,017       8,271
                                             --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        77,068      95,703      65,120
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................       683,922     437,299     330,407
                                             --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..       760,990     533,002     395,527
                                             ========    ========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                         DryVApp                              DryVGrInc
                                          -----------------------------------    -----------------------------------
                                             2000         1999         1998         2000         1999         1998
                                          ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $       3           12            1           44           36           22
  Mortality and expense charges
     (note 3) .........................        (534)        (856)          (5)         (58)         (31)          (2)
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Net investment activity ..........        (531)        (844)          (4)         (14)           5           20
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................     190,021        1,148        8,403           54          238          571
  Cost of mutual funds sold ...........    (157,662)        (892)      (7,587)         (45)        (232)        (588)
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................      32,359          256          816            9            6          (17)
  Change in unrealized gain (loss)
     on investments ...................     (34,700)      15,571        1,181          (68)         846          (83)
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Net gain (loss) on investments ...      (2,341)      15,827        1,997          (59)         852         (100)
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Reinvested capital gains ............        --           --              3            4         --             67
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............      (2,872)      14,983        1,996          (69)         857          (13)
                                          ---------    ---------    ---------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       3,163        4,802       (3,197)       1,451          924        5,791
  Transfers between funds .............    (188,180)      18,542         --          4,215          575         --
  Surrenders ..........................        --           (273)        --           --           --           (484)
  Death benefits (note 4) .............        --           --           --           --           --           --
  Policy loans (net of repayments)
     (note 5) .........................         (19)         308         --           --           --           --
  Deductions for surrender charges
     (note 2d) ........................        --            (18)        --           --           --            (65)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (1,721)      (1,402)        (213)        (698)        (400)        --
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions ........    (186,757)      21,959       (3,410)       4,968        1,099        5,242
                                          ---------    ---------    ---------    ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..   (189,629)      36,942       (1,414)       4,899        1,956        5,229
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     248,939      202,644       10,431       11,300        7,357          841
                                          ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $  59,310      239,586        9,017       16,199        9,313        6,070
                                          =========    =========    =========    =========    =========    =========

                                                          FidVEqIn
                                             -----------------------------------
                                                2000         1999         1998
                                             ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................          6,475        6,187        6,967
  Mortality and expense charges
     (note 3) .........................         (1,483)      (1,599)      (1,694)
                                             ---------    ---------    ---------
     Net investment activity ..........          4,992        4,588        5,273
                                             ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................         36,605       57,934        5,728
  Cost of mutual funds sold ...........        (34,120)     (45,097)      (4,303)
                                             ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................          2,485       12,837        1,425
  Change in unrealized gain (loss)
     on investments ...................        (44,200)      17,428       19,474
                                             ---------    ---------    ---------
     Net gain (loss) on investments ...        (41,715)      30,265       20,899
                                             ---------    ---------    ---------
  Reinvested capital gains ............         24,393       13,676       24,794
                                             ---------    ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............        (12,330)      48,529       50,966
                                             ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         14,648       17,619       40,894
  Transfers between funds .............         (2,630)     (41,351)        --
  Surrenders ..........................         (4,101)     (11,636)        (441)
  Death benefits (note 4) .............           --           --           --
  Policy loans (net of repayments)
     (note 5) .........................         (6,039)       5,070       (1,029)
  Deductions for surrender charges
     (note 2d) ........................           (156)        (784)         (59)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (10,934)     (11,516)      (7,920)
                                             ---------    ---------    ---------
       Net equity transactions ........         (9,212)     (42,598)      31,445
                                             ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        (21,542)       5,931       82,411
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................        395,379      417,611      495,985
                                             ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..       373,837      423,542      578,396
                                             =========    =========    =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                            FidVGr                                      FidVHiIn
                                          -----------------------------------------    -----------------------------------------
                                              2000           1999           1998           2000           1999           1998
                                          -----------    -----------    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     1,289          1,154          2,130          6,989          4,513          4,477
  Mortality and expense charges
     (note 3) .........................        (5,862)        (2,867)        (1,624)          (387)          (196)           (82)
                                          -----------    -----------    -----------    -----------    -----------    -----------
     Net investment activity ..........        (4,573)        (1,713)           506          6,602          4,317          4,395
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold ......................       217,090         17,254         16,094         31,761         11,804         10,434
  Cost of mutual funds sold ...........      (119,123)       (12,043)       (13,027)       (39,861)       (12,013)        (9,462)
                                          -----------    -----------    -----------    -----------    -----------    -----------
     Realized gain (loss) on
       investments ....................        97,967          5,211          3,067         (8,100)          (209)           972
  Change in unrealized gain (loss)
     on investments ...................      (160,589)        18,087         19,351         (4,456)          (492)        (5,310)
                                          -----------    -----------    -----------    -----------    -----------    -----------
     Net gain (loss) on investments ...       (62,622)        23,298         22,418        (12,556)          (701)        (4,338)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Reinvested capital gains ............       128,304         72,571         55,712           --              169          2,845
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net change in contract
          owners' equity resulting
          from operations .............        61,109         94,156         78,636         (5,954)         3,785          2,902
                                          -----------    -----------    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        62,885         41,935         31,824          2,446          2,459            168
  Transfers between funds .............       649,734        110,155           --           (3,563)       (10,750)          --
  Surrenders ..........................       (93,562)       (18,095)        (9,551)          --             --             (391)
  Death benefits (note 4) .............          --             --             --          (24,545)          --             --
  Policy loans (net of repayments)
     (note 5) .........................       (69,950)           405          2,133         (1,906)          (822)          (433)
  Deductions for surrender charges
     (note 2d) ........................        (3,552)        (1,219)        (1,278)          --             --              (52)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (34,776)       (20,560)        (4,848)        (2,453)        (1,421)        (1,783)
                                          -----------    -----------    -----------    -----------    -----------    -----------
       Net equity transactions ........       510,779        112,621         18,280        (30,021)       (10,534)        (2,491)
                                          -----------    -----------    -----------    -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       571,888        206,777         96,916        (35,975)        (6,749)           411
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     1,149,843        626,463        416,421        110,783         55,873         58,539
                                          -----------    -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 1,721,731        833,240        513,337         74,808         49,124         58,950
                                          ===========    ===========    ===========    ===========    ===========    ===========

                                                             FidVOvSe
                                             -----------------------------------------
                                                 2000           1999           1998
                                             -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................              630            343            335
  Mortality and expense charges
     (note 3) .........................             (202)           (85)           (16)
                                             -----------    -----------    -----------
     Net investment activity ..........              428            258            319
                                             -----------    -----------    -----------
  Proceeds from mutual fund
     shares sold ......................           60,683          2,549            757
  Cost of mutual funds sold ...........          (51,469)        (2,252)          (634)
                                             -----------    -----------    -----------
     Realized gain (loss) on
       investments ....................            9,214            297            123
  Change in unrealized gain (loss)
     on investments ...................          (15,571)           423          1,298
                                             -----------    -----------    -----------
     Net gain (loss) on investments ...           (6,357)           720          1,421
                                             -----------    -----------    -----------
  Reinvested capital gains ............            3,964            554            987
                                             -----------    -----------    -----------
       Net change in contract
          owners' equity resulting
          from operations .............           (1,965)         1,532          2,727
                                             -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................            2,115          1,842          1,417
  Transfers between funds .............           12,436           (905)          --
  Surrenders ..........................             --           (2,958)          --
  Death benefits (note 4) .............             --             --             --
  Policy loans (net of repayments)
     (note 5) .........................              (42)         1,515           (832)
  Deductions for surrender charges
     (note 2d) ........................             --             (199)          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........             (966)          (620)          (324)
                                             -----------    -----------    -----------
       Net equity transactions ........           13,543         (1,325)           261
                                             -----------    -----------    -----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..           11,578            207          2,988
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................           43,240         21,834         17,383
                                             -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD..           54,818         22,041         20,371
                                             ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                       FidVAM                              FidVCon
                                          --------------------------------    --------------------------------
                                            2000        1999        1998        2000        1999        1998
                                          --------    --------    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $  3,033       3,167       4,043       2,466       2,438       2,496
  Mortality and expense charges
     (note 3) .........................       (374)       (392)       (188)     (3,006)     (2,146)     (1,141)
                                          --------    --------    --------    --------    --------    --------
     Net investment activity ..........      2,659       2,775       3,855        (540)        292       1,355
                                          --------    --------    --------    --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................      4,120       2,309      19,485      20,536      18,050      18,884
  Cost of mutual funds sold ...........     (3,845)     (2,059)    (17,426)    (12,805)     (9,887)    (12,347)
                                          --------    --------    --------    --------    --------    --------
     Realized gain (loss) on
       investments ....................        275         250       2,059       7,731       8,163       6,537
  Change in unrealized gain (loss)
     on investments ...................    (11,115)     (2,099)     (6,904)   (109,410)     29,988      32,349
                                          --------    --------    --------    --------    --------    --------
     Net gain (loss) on investments ...    (10,840)     (1,849)     (4,845)   (101,679)     38,151      38,886
                                          --------    --------    --------    --------    --------    --------
  Reinvested capital gains ............      7,145       4,012      12,128      89,503      17,876      18,366
                                          --------    --------    --------    --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............     (1,036)      4,938      11,138     (12,716)     56,319      58,607
                                          --------    --------    --------    --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      2,442         790      10,486      22,055      19,635       5,913
  Transfers between funds .............        541       7,158        --       157,883      60,672        --
  Surrenders ..........................       --          --          --        (3,957)     (3,297)       (551)
  Death benefits (note 4) .............       --          --          --          --          --          --
  Policy loans (net of repayments)
     (note 5) .........................     (2,264)       (190)    (17,821)    (15,117)    (11,328)     (3,470)
  Deductions for surrender charges
     (note 2d) ........................       --          --          --          (150)       (222)        (74)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (1,758)     (2,275)     (1,771)    (11,349)     (7,268)       (895)
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........     (1,039)      5,483      (9,106)    149,365      58,192         923
                                          --------    --------    --------    --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     (2,075)     10,421       2,032     136,649     114,511      59,530
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     94,320      95,340     121,091     676,082     488,648     352,512
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 92,245     105,761     123,123     812,731     603,159     412,042
                                          ========    ========    ========    ========    ========    ========

                                                        FidVGrOp
                                             --------------------------------
                                               2000        1999        1998
                                             --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................           157          85           9
  Mortality and expense charges
     (note 3) .........................           (65)        (35)       --
                                             --------    --------    --------
     Net investment activity ..........            92          50           9
                                             --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................         7,158       6,533        --
  Cost of mutual funds sold ...........        (7,764)     (5,907)       --
                                             --------    --------    --------
     Realized gain (loss) on
       investments ....................          (606)        626        --
  Change in unrealized gain (loss)
     on investments ...................          (702)       (136)        144
                                             --------    --------    --------
     Net gain (loss) on investments ...        (1,308)        490         144
                                             --------    --------    --------
  Reinvested capital gains ............           798         160          33
                                             --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............          (418)        700         186
                                             --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         2,383       1,576       2,985
  Transfers between funds .............         8,231       4,979        --
  Surrenders ..........................        (1,990)     (3,125)       --
  Death benefits (note 4) .............          --          --          --
  Policy loans (net of repayments)
     (note 5) .........................          (479)        665        --
  Deductions for surrender charges
     (note 2d) ........................           (76)       (210)       --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (533)       (605)       --
                                             --------    --------    --------
       Net equity transactions ........         7,536       3,280       2,985
                                             --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..         7,118       3,980       3,171
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................        12,892       8,074        --
                                             --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..        20,010      12,054       3,171
                                             ========    ========    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                           MSEmMkt                                NSATCapAp
                                          --------------------------------------   --------------------------------------
                                              2000          1999          1998         2000          1999          1998
                                          ----------    ----------    ----------   ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     --            --            --         12,188        23,072        30,957
  Mortality and expense charges
     (note 3) .........................          (43)           (1)         --        (28,075)      (31,615)      (28,272)
                                          ----------    ----------    ----------   ----------    ----------    ----------
     Net investment activity ..........          (43)           (1)         --        (15,887)       (8,543)        2,685
                                          ----------    ----------    ----------   ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold ......................       54,414          --            --        697,354       189,807       223,261
  Cost of mutual funds sold ...........      (53,933)         --            --       (319,187)      (74,473)      (97,042)
                                          ----------    ----------    ----------   ----------    ----------    ----------
     Realized gain (loss) on
       investments ....................          481          --            --        378,167       115,334       126,219
  Change in unrealized gain (loss)
     on investments ...................          190             7          --       (367,077)      813,758     1,043,364
                                          ----------    ----------    ----------   ----------    ----------    ----------
     Net gain (loss) on investments ...          671             7          --         11,090       929,092     1,169,583
                                          ----------    ----------    ----------   ----------    ----------    ----------
  Reinvested capital gains ............         --            --            --           --            --            --
                                          ----------    ----------    ----------   ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations .............          628             6          --         (4,797)      920,549     1,172,268
                                          ----------    ----------    ----------   ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................           59            12          --        359,334       400,602       351,333
  Transfers between funds .............        7,914           576          --       (490,869)       63,268          --
  Surrenders ..........................         --            --            --       (162,179)     (127,917)      (90,711)
  Death benefits (note 4) .............         --            --            --        (23,706)       (9,070)      (52,012)
  Policy loans (net of repayments)
     (note 5) .........................         --            --            --        (49,652)      (92,436)     (105,770)
  Deductions for surrender charges
     (note 2d) ........................         --            --            --         (6,157)       (8,617)      (12,134)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (138)           (4)         --       (204,317)     (216,756)      (66,598)
                                          ----------    ----------    ----------   ----------    ----------    ----------
       Net equity transactions ........        7,835           584          --       (577,546)        9,074        24,108
                                          ----------    ----------    ----------   ----------    ----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        8,463           590          --       (582,343)      929,623     1,196,376
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................          717          --            --      7,770,383     7,989,325     6,211,213
                                          ----------    ----------    ----------   ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $    9,180           590          --      7,188,040     8,918,948     7,407,589
                                          ==========    ==========    ==========   ==========    ==========    ==========

                                                           NSATGvtBd
                                             --------------------------------------
                                                 2000          1999          1998
                                             ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................          48,470        50,067        50,984
  Mortality and expense charges
     (note 3) .........................          (6,588)       (7,373)       (7,216)
                                             ----------    ----------    ----------
     Net investment activity ..........          41,882        42,694        43,768
                                             ----------    ----------    ----------
  Proceeds from mutual fund
     shares sold ......................         232,007       139,827       125,501
  Cost of mutual funds sold ...........        (237,891)     (128,713)     (117,427)
                                             ----------    ----------    ----------
     Realized gain (loss) on
       investments ....................          (5,884)       11,114         8,074
  Change in unrealized gain (loss)
     on investments ...................          22,108      (103,673)        9,402
                                             ----------    ----------    ----------
     Net gain (loss) on investments ...          16,224       (92,559)       17,476
                                             ----------    ----------    ----------
  Reinvested capital gains ............            --            --            --
                                             ----------    ----------    ----------
       Net change in contract
          owners' equity resulting
          from operations .............          58,106       (49,865)       61,244
                                             ----------    ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................          95,207       110,956       358,741
  Transfers between funds .............         (95,257)      (72,672)         --
  Surrenders ..........................        (111,668)      (47,300)      (28,681)
  Death benefits (note 4) .............            --            --            --
  Policy loans (net of repayments)
     (note 5) .........................         (12,504)       (6,094)       (3,251)
  Deductions for surrender charges
     (note 2d) ........................          (4,239)       (3,187)       (3,837)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (67,812)      (71,143)     (204,130)
                                             ----------    ----------    ----------
       Net equity transactions ........        (196,273)      (89,440)      118,842
                                             ----------    ----------    ----------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        (138,167)     (139,305)      180,086
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................       1,700,303     1,977,998     1,636,721
                                             ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD..       1,562,136     1,838,693     1,816,807
                                             ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                        NSATMMkt                              NSATSmCapV
                                          -----------------------------------    ----------------------------------
                                             2000         1999         1998         2000         1999        1998
                                          ---------    ---------    ---------    ---------    ---------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $  15,346        2,386        8,974         --           --          --
  Mortality and expense charges
     (note 3) .........................      (2,202)        (378)        (926)        (156)        --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
     Net investment activity ..........      13,144        2,008        8,048         (156)        --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
  Proceeds from mutual fund
     shares sold ......................     106,338      315,050       33,331        8,025         --          --
  Cost of mutual funds sold ...........    (106,338)    (315,050)     (33,331)      (7,799)        --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
     Realized gain (loss) on
       investments ....................        --           --           --            226         --          --
  Change in unrealized gain (loss)
     on investments ...................        --           --           --          3,532         --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
     Net gain (loss) on investments ...        --           --           --          3,758         --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
  Reinvested capital gains ............        --           --           --           --           --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
       Net change in contract
          owners' equity resulting
          from operations .............      13,144        2,008        8,048        3,602         --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       4,518       13,606       24,303        1,116         --          --
  Transfers between funds .............      46,853       (6,777)        --         14,068         --          --
  Surrenders ..........................     (14,950)    (227,277)      (2,637)      (3,253)        --          --
  Death benefits (note 4) .............        --           --           --           --           --          --
  Policy loans (net of repayments)
     (note 5) .........................        (222)      (8,808)        (292)        (115)        --          --
  Deductions for surrender charges
     (note 2d) ........................        (567)     (15,310)        (353)        (124)        --          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (6,123)      (5,226)     (46,468)        (463)        --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
       Net equity transactions ........      29,509     (249,792)     (25,447)      11,229         --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY..      42,653     (247,784)     (17,399)      14,831         --          --
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     538,077      325,058      352,121       33,948         --          --
                                          ---------    ---------    ---------    ---------    ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 580,730       77,274      334,722       48,779         --          --
                                          =========    =========    =========    =========    =========   =========

                                                         NSATSmCo
                                            -----------------------------------
                                               2000         1999         1998
                                            ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................            50         --           --
  Mortality and expense charges
     (note 3) .........................          (638)        (127)        (121)
                                            ---------    ---------    ---------
     Net investment activity ..........          (588)        (127)        (121)
                                            ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................        40,119       13,971        2,308
  Cost of mutual funds sold ...........       (26,157)     (12,698)      (1,819)
                                            ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................        13,962        1,273          489
  Change in unrealized gain (loss)
     on investments ...................        (5,894)         458        3,342
                                            ---------    ---------    ---------
     Net gain (loss) on investments ...         8,068        1,731        3,831
                                            ---------    ---------    ---------
  Reinvested capital gains ............          --           --           --
                                            ---------    ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............         7,480        1,604        3,710
                                            ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         8,552        3,859        6,644
  Transfers between funds .............       130,238      (12,805)        --
  Surrenders ..........................       (17,143)        --           (896)
  Death benefits (note 4) .............          --           --           --
  Policy loans (net of repayments)
     (note 5) .........................       (17,887)        (941)        (992)
  Deductions for surrender charges
     (note 2d) ........................          (651)        --           (120)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (3,689)      (1,339)          (3)
                                            ---------    ---------    ---------
       Net equity transactions ........        99,420      (11,226)       4,633
                                            ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       106,900       (9,622)       8,343
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................        70,784       42,336       60,766
                                            ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD ..      177,684       32,714       69,109
                                            =========    =========    =========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                           NSATTotRtn                                    NBAMTBal
                                        --------------------------------------------  --------------------------------------------
                                            2000            1999            1998          2000            1999            1998
                                        ------------    ------------    ------------  ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................ $     46,518          75,418          97,584        30,077          23,703          33,067
  Mortality and expense charges
     (note 3) .........................      (69,447)        (75,142)        (74,849)       (7,122)         (5,432)         (5,933)
                                        ------------    ------------    ------------  ------------    ------------    ------------
     Net investment activity ..........      (22,929)            276          22,735        22,955          18,271          27,134
                                        ------------    ------------    ------------  ------------    ------------    ------------
  Proceeds from mutual fund
     shares sold ......................    2,143,880         744,939         489,854       132,464          77,456          97,691
  Cost of mutual funds sold ...........   (1,178,327)       (410,369)       (274,457)     (100,486)        (71,486)        (95,100)
                                        ------------    ------------    ------------  ------------    ------------    ------------
     Realized gain (loss) on
       investments ....................      965,553         334,570         215,397        31,978           5,970           2,591
  Change in unrealized gain (loss)
     on investments ...................     (504,969)      1,577,046       2,113,031      (129,121)        (35,301)       (120,363)
                                        ------------    ------------    ------------  ------------    ------------    ------------
     Net gain (loss) on investments ...      460,584       1,911,616       2,328,428       (97,143)        (29,331)       (117,772)
                                        ------------    ------------    ------------  ------------    ------------    ------------
  Reinvested capital gains ............         --             8,697            --         238,178          35,116         232,254
                                        ------------    ------------    ------------  ------------    ------------    ------------
       Net change in contract
          owners' equity resulting
          from operations .............      437,655       1,920,589       2,351,163       163,990          24,056         141,616
                                        ------------    ------------    ------------  ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      864,813       1,009,437       1,324,807        75,460          85,318          49,593
  Transfers between funds .............   (1,392,637)       (114,365)           --         (27,070)        (30,615)           --
  Surrenders ..........................     (495,891)       (427,994)       (243,041)     (122,344)        (39,263)        (19,285)
  Death benefits (note 4) .............     (164,219)         (8,553)        (62,497)         --              --              --
  Policy loans (net of repayments)
     (note 5) .........................     (165,760)       (263,204)       (274,872)       21,300         (10,140)        (24,903)
  Deductions for surrender charges
     (note 2d) ........................      (18,825)        (28,831)        (32,511)       (4,644)         (2,645)         (2,580)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (556,138)       (572,448)       (640,496)      (51,003)        (47,291)        (22,072)
                                        ------------    ------------    ------------  ------------    ------------    ------------
       Net equity transactions ........   (1,928,657)       (405,958)         71,390      (108,301)        (44,636)        (19,247)
                                        ------------    ------------    ------------  ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..   (1,491,002)      1,514,631       2,422,553        55,689         (20,580)        122,369
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................   18,714,700      18,984,736      16,284,321     1,721,608       1,441,951       1,389,720
                                        ------------    ------------    ------------  ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD.. $ 17,223,698      20,499,367      18,706,874     1,777,297       1,421,371       1,512,089
                                        ============    ============    ============  ============    ============    ============

                                                              NBAMTGro
                                             --------------------------------------------
                                                 2000            1999            1998
                                             ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ................              --              --              --
  Mortality and expense charges
     (note 3) .........................            (1,028)           (229)            (96)
                                             ------------    ------------    ------------
     Net investment activity ..........            (1,028)           (229)            (96)
                                             ------------    ------------    ------------
  Proceeds from mutual fund
     shares sold ......................            34,143          10,232           6,551
  Cost of mutual funds sold ...........           (22,066)        (10,231)         (5,652)
                                             ------------    ------------    ------------
     Realized gain (loss) on
       investments ....................            12,077               1             899
  Change in unrealized gain (loss)
     on investments ...................           (10,297)         (1,529)         (7,101)
                                             ------------    ------------    ------------
     Net gain (loss) on investments ...             1,780          (1,528)         (6,202)
                                             ------------    ------------    ------------
  Reinvested capital gains ............            19,526           3,161          15,182
                                             ------------    ------------    ------------
       Net change in contract
          owners' equity resulting
          from operations .............            20,278           1,404           8,884
                                             ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................             9,129           5,064           6,436
  Transfers between funds .............           207,369          (4,988)           --
  Surrenders ..........................            (6,182)         (2,995)         (9,307)
  Death benefits (note 4) .............              --              --              --
  Policy loans (net of repayments)
     (note 5) .........................           (23,740)           (205)          6,583
  Deductions for surrender charges
     (note 2d) ........................              (235)           (202)         (1,245)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........            (6,560)         (2,323)         (1,891)
                                             ------------    ------------    ------------
       Net equity transactions ........           179,781          (5,649)            576
                                             ------------    ------------    ------------
NET CHANGE IN CONTRACT OWNERS' EQUITY..           200,059          (4,245)          9,460
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................           105,211          62,482          57,881
                                             ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD..           305,270          58,237          67,341
                                             ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                     NBAMTGuard                          NBAMTLMat
                                          --------------------------------   --------------------------------
                                            2000        1999        1998       2000        1999        1998
                                          --------    --------    --------   --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     83        --          --          291         225         645
  Mortality and expense charges
     (note 3) .........................        (48)         (3)       --          (18)        (16)         (5)
                                          --------    --------    --------   --------    --------    --------
     Net investment activity ..........         35          (3)       --          273         209         640
                                          --------    --------    --------   --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................      1,450         536        --          284       8,370         397
  Cost of mutual funds sold ...........     (1,301)       (505)       --         (320)     (8,382)       (415)
                                          --------    --------    --------   --------    --------    --------
     Realized gain (loss) on
       investments ....................        149          31        --          (36)        (12)        (18)
  Change in unrealized gain (loss)
     on investments ...................      1,275          86        --         (165)       (172)       (372)
                                          --------    --------    --------   --------    --------    --------
     Net gain (loss) on investments ...      1,424         117        --         (201)       (184)       (390)
                                          --------    --------    --------   --------    --------    --------
  Reinvested capital gains ............       --          --          --         --          --          --
                                          --------    --------    --------   --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............      1,459         114        --           72          25         250
                                          --------    --------    --------   --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        529          88        --        1,032         750         558
  Transfers between funds .............     10,871         533        --         --          --          --
  Surrenders ..........................       --          --          --         --          --          --
  Death benefits (note 4) .............       --          --          --         --          --          --
  Policy loans (net of repayments)
     (note 5) .........................       --          --          --           59      (7,954)          3
  Deductions for surrender charges
     (note 2d) ........................       --          --          --         --          --          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (263)        (18)       --         (311)       (343)       --
                                          --------    --------    --------   --------    --------    --------
       Net equity transactions ........     11,137         603        --          780      (7,547)        561
                                          --------    --------    --------   --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     12,596         717        --          852      (7,522)        811
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      1,306         512        --        4,054      11,220      10,016
                                          --------    --------    --------   --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 13,902       1,229        --        4,906       3,698      10,827
                                          ========    ========    ========   ========    ========    ========

                                                       NBAMTPart
                                            --------------------------------
                                              2000        1999        1998
                                            --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................          895       1,540         542
  Mortality and expense charges
     (note 3) .........................         (464)       (528)       (345)
                                            --------    --------    --------
     Net investment activity ..........          431       1,012         197
                                            --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................       19,013      26,687      21,721
  Cost of mutual funds sold ...........      (20,094)    (22,628)    (13,410)
                                            --------    --------    --------
     Realized gain (loss) on
       investments ....................       (1,081)      4,059       8,311
  Change in unrealized gain (loss)
     on investments ...................      (20,032)      9,005     (17,571)
                                            --------    --------    --------
     Net gain (loss) on investments ...      (21,113)     13,064      (9,260)
                                            --------    --------    --------
  Reinvested capital gains ............       19,026       2,679      17,062
                                            --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............       (1,656)     16,755       7,999
                                            --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        5,534      12,403      44,811
  Transfers between funds .............      (14,085)    (12,877)       --
  Surrenders ..........................         (499)        (83)     (8,728)
  Death benefits (note 4) .............         --          --          --
  Policy loans (net of repayments)
     (note 5) .........................       (2,640)      4,863     (12,815)
  Deductions for surrender charges
     (note 2d) ........................          (19)         (6)     (1,168)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (2,606)     (3,170)     (1,343)
                                            --------    --------    --------
       Net equity transactions ........      (14,315)      1,130      20,757
                                            --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..      (15,971)     17,885      28,756
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      128,664     129,095     133,951
                                            --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..      112,693     146,980     162,707
                                            ========    ========    ========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                      OppBdVA                            OppGlSecVA
                                          --------------------------------    --------------------------------
                                            2000        1999        1998        2000        1999        1998
                                          --------    --------    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    395         538          70         591         715       1,229
  Mortality and expense charges
     (note 3) .........................        (19)        (45)         (1)       (802)       (244)        (65)
                                          --------    --------    --------    --------    --------    --------
     Net investment activity ..........        376         493          69        (211)        471       1,164
                                          --------    --------    --------    --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................        359         698         433     135,059      11,857         450
  Cost of mutual funds sold ...........       (400)       (685)       (423)    (87,326)     (8,633)       (319)
                                          --------    --------    --------    --------    --------    --------
     Realized gain (loss) on
       investments ....................        (41)         13          10      47,733       3,224         131
  Change in unrealized gain (loss)
     on investments ...................       (260)       (799)         15     (57,639)      2,110       1,009
                                          --------    --------    --------    --------    --------    --------
     Net gain (loss) on investments ...       (301)       (786)         25      (9,906)      5,334       1,140
                                          --------    --------    --------    --------    --------    --------
  Reinvested capital gains ............       --            52          63      33,053       2,005       4,626
                                          --------    --------    --------    --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............         75        (241)        157      22,936       7,810       6,930
                                          --------    --------    --------    --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        636       1,347          14       8,286       3,943       4,055
  Transfers between funds .............       --          --          --        73,582           5        --
  Surrenders ..........................       --          --          --       (72,944)     (3,037)       --
  Death benefits (note 4) .............       --          --          --          --          --          --
  Policy loans (net of repayments)
     (note 5) .........................       (170)       --          (275)       (619)     (7,732)       --
  Deductions for surrender charges
     (note 2d) ........................       --          --          --        (2,769)       (205)       --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (308)       (932)       --        (3,357)     (1,509)       (775)
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........        158         415        (261)      2,179      (8,535)      3,280
                                          --------    --------    --------    --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        233         174        (104)     25,115        (725)     10,210
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      4,652      11,242       4,084     189,931      68,885      56,530
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $  4,885      11,416       3,980     215,046      68,160      66,740
                                          ========    ========    ========    ========    ========    ========

                                                       OppCapApVA
                                             --------------------------------
                                               2000        1999        1998
                                             --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................           213          45          23
  Mortality and expense charges
     (note 3) .........................          (842)        (61)         (1)
                                             --------    --------    --------
     Net investment activity ..........          (629)        (16)         22
                                             --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................        10,616         294        --
  Cost of mutual funds sold ...........        (7,226)       (247)       --
                                             --------    --------    --------
     Realized gain (loss) on
       investments ....................         3,390          47        --
  Change in unrealized gain (loss)
     on investments ...................         1,018       1,871         238
                                             --------    --------    --------
     Net gain (loss) on investments ...         4,408       1,918         238
                                             --------    --------    --------
  Reinvested capital gains ............        11,366         490         280
                                             --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............        15,145       2,392         540
                                             --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        11,267       1,258       3,479
  Transfers between funds .............       220,611      10,818        --
  Surrenders ..........................          (935)       --          --
  Death benefits (note 4) .............          --          --          --
  Policy loans (net of repayments)
     (note 5) .........................       (16,363)        (68)       --
  Deductions for surrender charges
     (note 2d) ........................           (35)       --          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (4,916)       (529)       --
                                             --------    --------    --------
       Net equity transactions ........       209,629      11,479       3,479
                                             --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY ..      224,774      13,871       4,019
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................        85,955       9,566         502
                                             --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..       310,729      23,437       4,521
                                             ========    ========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                     OppMltStVA                            StOpp2
                                          --------------------------------    --------------------------------
                                            2000        1999        1998        2000        1999        1998
                                          --------    --------    --------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    521         317          74        --          --            44
  Mortality and expense charges
     (note 3) .........................        (45)        (37)         (1)       (688)       (560)       (301)
                                          --------    --------    --------    --------    --------    --------
     Net investment activity ..........        476         280          73        (688)       (560)       (257)
                                          --------    --------    --------    --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................      1,145          17        --        11,172       6,651       8,255
  Cost of mutual funds sold ...........       (991)        (14)       --        (8,259)     (5,062)     (5,887)
                                          --------    --------    --------    --------    --------    --------
     Realized gain (loss) on
       investments ....................        154           3        --         2,913       1,589       2,368
  Change in unrealized gain (loss)
     on investments ...................       (693)         (2)         49       3,778       8,957      (2,239)
                                          --------    --------    --------    --------    --------    --------
     Net gain (loss) on investments ...       (539)          1          49       6,691      10,546         129
                                          --------    --------    --------    --------    --------    --------
  Reinvested capital gains ............        757         458         431        --        15,628      16,130
                                          --------    --------    --------    --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............        694         739         553       6,003      25,614      16,002
                                          --------    --------    --------    --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        794         741         237      13,706       8,527      15,531
  Transfers between funds .............       (747)       --          --         3,169      (5,286)       --
  Surrenders ..........................       --          --          --        (1,254)       (280)     (3,409)
  Death benefits (note 4) .............       --          --          --          --          --          --
  Policy loans (net of repayments)
     (note 5) .........................       (202)       --          --        (5,780)       (534)     (4,423)
  Deductions for surrender charges
     (note 2d) ........................       --          --          --           (48)        (19)       (456)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (337)       (320)       --        (4,870)     (4,576)       (526)
                                          --------    --------    --------    --------    --------    --------
       Net equity transactions ........       (492)        421         237       4,923      (2,168)      6,717
                                          --------    --------    --------    --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..        202       1,160         790      10,926      23,446      22,719
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     10,899       8,942       7,722     164,139     135,650     115,087
                                          --------    --------    --------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 11,101      10,102       8,512     175,065     159,096     137,806
                                          ========    ========    ========    ========    ========    ========

                                                        StDisc2
                                             --------------------------------
                                               2000        1999        1998
                                             --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................          --          --          --
  Mortality and expense charges
     (note 3) .........................          (113)        (85)        (37)
                                             --------    --------    --------
     Net investment activity ..........          (113)        (85)        (37)
                                             --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................         2,733       4,206      11,620
  Cost of mutual funds sold ...........        (2,802)     (4,681)    (10,017)
                                             --------    --------    --------
     Realized gain (loss) on
       investments ....................           (69)       (475)      1,603
  Change in unrealized gain (loss)
     on investments ...................         3,132      (3,830)        259
                                             --------    --------    --------
     Net gain (loss) on investments ...         3,063      (4,305)      1,862
                                             --------    --------    --------
  Reinvested capital gains ............          --         3,517         367
                                             --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............         2,950        (873)      2,192
                                             --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         2,959       1,206      (4,079)
  Transfers between funds .............           (56)      3,108        --
  Surrenders ..........................          --          --        (1,612)
  Death benefits (note 4) .............          --          --          --
  Policy loans (net of repayments)
     (note 5) .........................        (2,294)      1,251        (239)
  Deductions for surrender charges
     (note 2d) ........................          --          --          (216)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (653)       (631)        (39)
                                             --------    --------    --------
       Net equity transactions ........           (44)      4,934      (6,185)
                                             --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..         2,906       4,061      (3,993)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................        26,438      18,874      32,100
                                             --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..        29,344      22,935      28,107
                                             ========    ========    ========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                         StIntStk2                             VEWwBd
                                          -----------------------------------    -----------------------------------
                                             2000         1999         1998         2000         1999         1998
                                          ---------    ---------    ---------    ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    --             29          148           80           68           15
  Mortality and expense charges
     (note 3) .........................        (297)         (29)          (8)          (7)          (7)        --
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Net investment activity ..........        (297)        --            140           73           61           15
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................     155,726        6,309          166           62           12          124
  Cost of mutual funds sold ...........    (119,622)      (7,881)        (187)         (67)         (11)        (124)
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................      36,104       (1,572)         (21)          (5)           1         --
  Change in unrealized gain (loss)
     on investments ...................     (39,702)       2,468          688          (77)        (223)          39
                                          ---------    ---------    ---------    ---------    ---------    ---------
     Net gain (loss) on investments ...      (3,598)         896          667          (82)        (222)          39
                                          ---------    ---------    ---------    ---------    ---------    ---------
  Reinvested capital gains ............        --           --           --           --             30         --
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............      (3,895)         896          807           (9)        (131)          54
                                          ---------    ---------    ---------    ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       2,167          757        1,329          205          186          (21)
  Transfers between funds .............       4,934         --           --           --           --           --
  Surrenders ..........................     (73,859)        --           --           --           --           --
  Death benefits (note 4) .............        --           --           --           --           --           --
  Policy loans (net of repayments)
     (note 5) .........................      (1,079)      (5,995)        --           --           --           --
  Deductions for surrender charges
     (note 2d) ........................      (2,804)        --           --           --           --           --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (1,171)        (292)        (180)        (150)        (158)        --
                                          ---------    ---------    ---------    ---------    ---------    ---------
       Net equity transactions ........     (71,812)      (5,530)       1,149           55           28          (21)
                                          ---------    ---------    ---------    ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     (75,707)      (4,634)       1,956           46         (103)          33
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     102,614       12,426       11,856        1,680        1,776        1,602
                                          ---------    ---------    ---------    ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $  26,907        7,792       13,812        1,726        1,673        1,635
                                          =========    =========    =========    =========    =========    =========
                                                      VEWwEmgMkt
                                           -----------------------------------
                                              2000         1999         1998
                                           ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................         --           --             48
  Mortality and expense charges
     (note 3) .........................         (147)         (21)        --
                                           ---------    ---------    ---------
     Net investment activity ..........         (147)         (21)          48
                                           ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................       21,200        1,572        2,898
  Cost of mutual funds sold ...........      (16,246)      (2,316)      (4,179)
                                           ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................        4,954         (744)      (1,281)
  Change in unrealized gain (loss)
     on investments ...................      (14,607)       3,038         (422)
                                           ---------    ---------    ---------
     Net gain (loss) on investments ...       (9,653)       2,294       (1,703)
                                           ---------    ---------    ---------
  Reinvested capital gains ............         --           --             43
                                           ---------    ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............       (9,800)       2,273       (1,612)
                                           ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        2,034          239       (2,573)
  Transfers between funds .............       34,364        2,222         --
  Surrenders ..........................         --           --           (278)
  Death benefits (note 4) .............         --           --           --
  Policy loans (net of repayments)
     (note 5) .........................          (16)        (187)        --
  Deductions for surrender charges
     (note 2d) ........................         --           --           --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (1,120)        (123)        --
                                           ---------    ---------    ---------
       Net equity transactions ........       35,262        2,151       (2,851)
                                           ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       25,462        4,424       (4,463)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................       25,853        4,164        8,768
                                           ---------    ---------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD..       51,315        8,588        4,305
                                           =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                   VEWwHrdAst                        VKMSRESec
                                          -----------------------------    -----------------------------
                                           2000       1999       1998       2000       1999       1998
                                          -------    -------    -------    -------    -------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    63         83         51        614      1,317         38
  Mortality and expense charges
     (note 3) .........................       (23)       (23)        (6)       (53)       (74)       (32)
                                          -------    -------    -------    -------    -------    -------
     Net investment activity ..........        40         60         45        561      1,243          6
                                          -------    -------    -------    -------    -------    -------
  Proceeds from mutual fund
     shares sold ......................       351      1,282      8,582      1,628      5,353      2,639
  Cost of mutual funds sold ...........      (512)    (2,289)    (9,427)    (2,032)    (6,720)    (2,554)
                                          -------    -------    -------    -------    -------    -------
     Realized gain (loss) on
       investments ....................      (161)    (1,007)      (845)      (404)    (1,367)        85
  Change in unrealized gain (loss)
     on investments ...................       324      1,891     (1,829)     1,538      1,537     (1,972)
                                          -------    -------    -------    -------    -------    -------
     Net gain (loss) on investments ...       163        884     (2,674)     1,134        170     (1,887)
                                          -------    -------    -------    -------    -------    -------
  Reinvested capital gains ............      --         --        1,261       --         --          378
                                          -------    -------    -------    -------    -------    -------
       Net change in contract
          owners' equity resulting
          from operations .............       203        944     (1,368)     1,695      1,413     (1,503)
                                          -------    -------    -------    -------    -------    -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       587        659     (6,404)     1,284      1,967     13,719
  Transfers between funds .............      --         (698)      --         --       (5,001)      --
  Surrenders ..........................       (55)      --         (229)      --         --       (2,229)
  Death benefits (note 4) .............      --         --         --         --         --         --
  Policy loans (net of repayments)
     (note 5) .........................      (211)      (594)    (1,486)    (1,330)      (292)       (89)
  Deductions for surrender charges
     (note 2d) ........................        (2)      --          (31)      --         --         (298)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (367)      (432)      --         (416)      (612)      --
                                          -------    -------    -------    -------    -------    -------
       Net equity transactions ........       (48)    (1,065)    (8,150)      (462)    (3,938)    11,103
                                          -------    -------    -------    -------    -------    -------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       155       (121)    (9,518)     1,233     (2,525)     9,600
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................     5,688      5,472     16,122     13,058     20,855     20,959
                                          -------    -------    -------    -------    -------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 5,843      5,351      6,604     14,291     18,330     30,559
                                          =======    =======    =======    =======    =======    =======

                                                      WPIntEq
                                            -----------------------------
                                             2000       1999       1998
                                            -------    -------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................        --         --         --
  Mortality and expense charges
     (note 3) .........................        (187)       (84)       (34)
                                            -------    -------    -------
     Net investment activity ..........        (187)       (84)       (34)
                                            -------    -------    -------
  Proceeds from mutual fund
     shares sold ......................       9,824      7,287      1,443
  Cost of mutual funds sold ...........      (8,178)    (7,607)    (1,592)
                                            -------    -------    -------
     Realized gain (loss) on
       investments ....................       1,646       (320)      (149)
  Change in unrealized gain (loss)
     on investments ...................      (6,837)     1,811      3,253
                                            -------    -------    -------
     Net gain (loss) on investments ...      (5,191)     1,491      3,104
                                            -------    -------    -------
  Reinvested capital gains ............        --         --         --
                                            -------    -------    -------
       Net change in contract
          owners' equity resulting
          from operations .............      (5,378)     1,407      3,070
                                            -------    -------    -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       3,758      4,084      1,799
  Transfers between funds .............       9,921       --         --
  Surrenders ..........................        (572)      --         --
  Death benefits (note 4) .............        --         --         --
  Policy loans (net of repayments)
     (note 5) .........................      (1,855)    (7,088)      --
  Deductions for surrender charges
     (note 2d) ........................         (22)      --         --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (1,417)      (893)      --
                                            -------    -------    -------
       Net equity transactions ........       9,813     (3,897)     1,799
                                            -------    -------    -------
NET CHANGE IN CONTRACT OWNERS' EQUITY..       4,435     (2,490)     4,869
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      39,623     26,587     24,083
                                            -------    -------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD..      44,058     24,097     28,952
                                            =======    =======    =======


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                     WPGlPVenCp                         WPSmCoGr
                                          --------------------------------   --------------------------------
                                            2000        1999        1998       2000        1999        1998
                                          --------    --------    --------   --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $      0           0           0          0           0           0
  Mortality and expense charges
     (note 3) .........................        (24)         (4)          0       (601)       (104)        (79)
                                          --------    --------    --------   --------    --------    --------
     Net investment activity ..........        (24)         (4)          0       (601)       (104)        (79)
                                          --------    --------    --------   --------    --------    --------
  Proceeds from mutual fund
     shares sold ......................        102           1           0     17,716      16,866      16,915
  Cost of mutual funds sold ...........        (52)         (1)          0     (9,068)    (15,533)    (12,161)
                                          --------    --------    --------   --------    --------    --------
     Realized gain (loss) on
       investments ....................         50           0           0      8,648       1,333       4,754
  Change in unrealized gain (loss)
     on investments ...................       (819)        127         156    (23,122)       (522)     (2,291)
                                          --------    --------    --------   --------    --------    --------
     Net gain (loss) on investments ...       (769)        127         156    (14,474)        811       2,463
                                          --------    --------    --------   --------    --------    --------
  Reinvested capital gains ............          0           0           0          0           0           0
                                          --------    --------    --------   --------    --------    --------
       Net change in contract
          owners' equity resulting
          from operations .............       (793)        123         156    (15,075)        707       2,384
                                          --------    --------    --------   --------    --------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        227          56         875      4,656       1,607     (15,177)
  Transfers between funds .............     18,781           0           0    142,248     (12,646)          0
  Surrenders ..........................          0           0           0       (653)          0           0
  Death benefits (note 4) .............          0           0           0          0           0           0
  Policy loans (net of repayments)
     (note 5) .........................          0           0           0    (14,138)     (3,254)        (53)
  Deductions for surrender charges
     (note 2d) ........................          0           0           0        (25)          0           0
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (134)        (18)          0     (4,100)     (1,140)         (1)
                                          --------    --------    --------   --------    --------    --------
       Net equity transactions ........     18,874          38         875    127,988     (15,433)    (15,231)
                                          --------    --------    --------   --------    --------    --------
NET CHANGE IN CONTRACT OWNERS' EQUITY..     18,081         161       1,031    112,913     (14,726)    (12,847)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD .................      1,704         978           0     52,358      39,373      54,327
                                          --------    --------    --------   --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD..   $ 19,785       1,139       1,031    165,271      24,647      41,480
                                          ========    ========    ========   ========    ========    ========

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                          JUNE 30, 2000, 1999 AND 1998
                                   (UNAUDITED)



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

          Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
            American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp)
            American Century VP - American Century VP Income & Growth
              (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

          The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGr)

          Dreyfus Stock Index Fund (DryStkIx)

          Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Appreciation Portfolio (DryVApp)
            Dreyfus VIF - Growth and Income Portfolio (DryVGrInc)

          Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
          VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVEqIn)
            Fidelity VIP - Growth Portfolio (FidVGr)
            Fidelity VIP - High Income Portfolio (FidVHiIn)
            Fidelity VIP - Overseas Portfolio (FidVOvSe)

          Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVCon)

          Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVGrOp)

         Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

          Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMMkt)
            Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRtn)

          Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
            Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer Bond Fund/VA (OppBdVA)
            Oppenheimer Global Securities Fund/VA (OppGlSecVA)
            Oppenheimer Capital Appreciation Fund/VA (OppCapApVA)
            Oppenheimer Multiple Strategies Fund/VA (OppMltStVA)

         Strong Opportunity Fund II, Inc. (StOpp2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWwBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWwEmgMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWwHrdAst)

         Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

         Portfolios of the Warburg Pincus Trust;
            Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Global Post - Venture Capital Portfolio (WPGlPVenCp)
            Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.

                                                                (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY
    The following is a summary of contract owners' equity at June 30, 2000.

                                                                                                                   PERIOD
     Contract owners' equity represented by:                 UNITS                UNIT VALUE                       RETURN*
                                                           --------               ----------                      ----------

     American Century VP -
      American Century VP Advantage ..................        20,736              $ 21.834787   $  452,766            4%

     American Century VP -
      American Century VP Balanced ...................           983                21.269538       20,908            1%

     American Century VP -
      American Century VP Capital Appreciation .......         7,332                27.248563      199,786           17%

     American Century VP -
      American Century VP Income & Growth ............         2,946                12.214588       35,984           (4)%

     American Century VP -
      American Century VP International ..............         3,518                25.117659       88,364           (6)%

     American Century VP -
      American Century VP Value ......................           641                12.407385        7,953           (4)%

     The Dreyfus Socially Responsible
      Growth Fund, Inc. ..............................         9,754                37.333022      364,146            2%

     Dreyfus Stock Index Fund ........................        22,858                33.292046      760,990           (1)%

     Dreyfus VIF - Appreciation Portfolio ............         3,970                14.939512       59,310            2%

     Dreyfus VIF - Growth and Income Portfolio .......         1,108                14.620238       16,199           (1)%

     Fidelity VIP - Equity-Income Portfolio ..........        10,314                36.245575      373,837           (3)%

     Fidelity VIP - Growth Portfolio .................        29,420                58.522458    1,721,731            5%

     Fidelity VIP - High Income Portfolio ............         2,815                26.574602       74,808           (5)%

     Fidelity VIP - Overseas Portfolio ...............         2,160                25.378931       54,818           (5)%

     Fidelity VIP-II - Asset Manager Portfolio .......         3,409                27.059327       92,245           (1)%

     Fidelity VIP-II - Contrafund Portfolio ..........        31,626                25.698199      812,731           (2)%

     Fidelity VIP-III - Growth Opportunities Portfolio         1,488                13.447601       20,010           (4)%

     Morgan Stanley -
      Emerging Markets Debt Portfolio ................           965                 9.513376        9,180            6%

     Nationwide SAT - Capital Appreciation Fund ......       218,628                32.877948    7,188,040            0%

     Nationwide SAT - Government Bond Fund ...........        86,067                18.150229    1,562,136            4%

     Nationwide SAT - Money Market Fund ..............        40,934                14.186996      580,730            2%

     Nationwide SAT - Small Cap Value Fund ...........         4,065                11.999870       48,779           11%

     Nationwide SAT - Small Company Fund .............         7,147                24.861403      177,684            7%

     Nationwide SAT - Total Return Fund ..............       476,837                36.120724   17,223,698            3%

                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                                                                                                                   PERIOD
                                                             UNITS                UNIT VALUE                       RETURN*
                                                           --------               ----------                      ----------

     Neuberger & Berman AMT -
      Balanced Portfolio .............................        61,671                28.819009    1,777,297           10%

     Neuberger & Berman AMT -
      Growth Portfolio ...............................         7,093                43.038224      305,270           14%

     Neuberger & Berman AMT -
      Guardian Portfolio .............................         1,267                10.972407       13,902            3%

     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio ................           323                15.187538        4,906            2%

     Neuberger & Berman AMT -
      Partners Portfolio .............................         4,542                24.811256      112,693           (1)%

     Oppenheimer Bond Fund/VA ........................           272                17.959057        4,885            2%

     Oppenheimer Global Securities Fund/VA ...........         6,690                32.144397      215,046           10%

     Oppenheimer Capital Appreciation Fund/VA ........        15,779                19.692541      310,729            9%

     Oppenheimer Multiple Strategies Fund/VA .........           415                26.750095       11,101            6%

     Strong Opportunity Fund II, Inc. ................         4,172                41.961900      175,065            4%

     Strong VIF - Strong Discovery Fund II ...........         1,302                22.537617       29,344           11%

     Strong VIF - Strong International Stock Fund II .         1,818                14.800344       26,907          (12)%

     Van Eck WIT - Worldwide Bond Fund ...............           124                13.920782        1,726           (1)%

     Van Eck WIT -
      Worldwide Emerging Markets Fund ................         5,126                10.010672       51,315          (13)%

     Van Eck WIT - Worldwide Hard Assets Fund ........           385                15.175466        5,843            4%

     Van Kampen LIT - Morgan Stanley
      Real Estate Securities Portfolio ...............           824                17.343368       14,291           14%

     Warburg Pincus Trust -
      International Equity Portfolio .................         2,695                16.348137       44,058           (9)%

     Warburg Pincus Trust -
      Global Post - Venture Capital Portfolio ........           966                20.481233       19,785            5%

     Warburg Pincus Trust -
      Small Company Growth Portfolio .................         6,205                26.635120      165,271            2%
                                                             =======                =========  -----------

                                                                                               $35,236,267
                                                                                               ===========

 *The period return does not include contract charges satisfied by surrendering units.

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                                       27

                                                               --------------
NATIONWIDE LIFE INSURANCE COMPANY                                Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220   U.S. Postage
                                                                  PAID
                                                               Columbus, Ohio
                                                               Permit No. 521
                                                               --------------


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company